Note K - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense	$ 2,579	$ 2,645	$ 2,218
Deferred tax (benefit) expense	1,907	(725)	591
Total income taxes	$ 4,486	$ 1,920	$ 2,809